CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Six months ended June 30, 2026
	Commercial	Defense		Peru	Total

Revenues	$155,771		$47,890	$29,476	$233,137
Cost of Revenues	104,654		38,294	15,283	158,231
Gross profit	51,117		9,596	14,193	74,906

Research and development expenses, net	18,380		5,338	-	23,718
Selling and marketing expenses	11,319		6,763	1,129	19,211
General and administrative expenses	7,327	(*)	11,948	3,343	22,618
Other operating expenses (income), net	(6,501)		6,834	(52)	281

Operating income (loss)	20,592		(21,287)	9,773	9,078
Financial income, net					3,462
Income before taxes on income					12,540
Taxes on income					841
Net income					$13,381

Depreciation and amortization expenses	$7,912		$1,340	$1,171	$10,423

(*) Including $7,000 related to the Additional Earn-Out Consideration, see Note 15.

	Six months ended June 30, 2025
	Commercial	Defense	Peru	Total

Revenues	$133,277	$43,004	$20,726	$197,007
Cost of Revenues	95,933	30,094	10,655	136,682
Gross profit	37,344	12,910	10,071	60,325

Research and development expenses, net	17,032	6,898	-	23,930
Selling and marketing expenses	10,420	5,076	971	16,467
General and administrative expenses	6,630	3,360	3,037	13,027
Other operating expenses (income), net	5,014	1,884	(2,934)	3,964

Operating income (loss)	(1,752)	(4,308)	8,997	2,937
Financial expenses, net				(2,186)
Income before taxes on income				751
Taxes on income				3,083
Net income				$3,834

Depreciation and amortization expenses	$7,742	$1,363	$837	$9,942

*)
During the six months ended June 30, 2026 and 2025, the Company recognized revenues from construction performance obligations in the amount of $11,137 and $1,396, respectively, which are presented within the Peru operating segment.

Schedule of Revenue by Geographic Area
	Six months ended
	June 30,
	2026	2025

United States	$128,548	$135,936
Peru	29,476	20,726
Israel	12,505	1,524
Others	62,608	38,821

	$233,137	197,007

Schedule of Revenue from Major Customers
	Six months ended June 30,
	2026	2025

Customer A - Commercial	47%	50%
Customer B - Peru	11%	*	)
*) Less than 10%